As filed with the Securities and Exchange Commission on February 7, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005

Item 1. Report to Stockholders.

DOW JONES ISLAMIC FUND

January 20, 2006

Dear shareholders:

Assalamu Alaykum (Greetings of Peace).

The Dow Jones Islamic Fund gained 4.73% in the six months ending November 30, 2005, while the Dow Jones Industrial Average increased by 3.23% (dividends omitted) and the Dow Jones Islamic Market USA Index went up 6.06% (dividends omitted). The U.S. economy grew at a respectable rate in the first three quarters of 2005, and corporate earnings were good. However, high energy prices and rising interest rates put a drag on stock market gains. In terms of sector contribution to performance, energy stocks helped the Fund, while the large capitalization technology stocks were an area of weakness.

The past year marked the sixth consecutive year that small cap and value stocks outperformed large and growth stocks, which is the longest trend since 1979. Investors have been moving to value and small-cap stocks which performed best, thus extending the cyclical pattern of style preference. Historically, periods of better performance by certain “style,” like “value,” stocks are usually followed by years of under-performance.

Many stock market analysts expect a reversal in the above trend in the coming year, and warn against the high risk of chasing past style performance. Many believe that growth stocks are now selling at attractive prices. We believe that a balanced approach among the various investment styles is the best course. In addition, we believe, a reasonable exposure to international stocks and dividend-paying stocks is advisable.

Finally, I’d like to thank you for your confidence and loyalty. Your trust is what motivates us day in and day out. We will persist in our strong commitment to ethical investing that adheres to Islamic principles and strives to achieve growth of your investment, while being prudent with the risks of the markets.

Respectfully,

Dr. Bassam Osman
President, Dow Jones Islamic Fund

DOW JONES ISLAMIC FUND

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2006, are subject to change, and any forecasts made cannot be guaranteed.

The Fund invests in foreign securities which involve greater volatility and political, economic and current risks and differences in accounting methods.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends. You cannot invest directly in an index. The Dow Jones Industrial Average (DJIA) is one of several stock market indices created by Dow Jones. The Dow Jones is a compiled index as a way to gauge the performance of the industrial component of America's stock markets. It is the oldest continuing U.S. market index.

For use only when preceded or accompanied by a current prospectus for the Fund. Mutual Fund investing involves risk; principal loss is possible.
The Fund is distributed by Quasar Distributors, LLC (01/06)

DOW JONES ISLAMIC FUND
EXPENSE EXAMPLE
November 30, 2005 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/05 - 11/30/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/05	Ending Account Value 11/30/05	Expenses Paid During Period 6/1/05 - 11/30/05*

Actual	$1,000.00	$1,047.30	$7.85

Hypothetical (5% return before expenses)	1,000.00	1,017.40	7.74

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

See notes to the financial statements.

DOW JONES ISLAMIC FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2005 (Unaudited)

See notes to the financial statements.

DOW JONES ISLAMIC FUND
Total Rate of Return
For the Period June 30, 2000 to November 30, 2005
(Unaudited)

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Average Annual Total Returns as of November 30, 2005	One Year	Since SEC Effective Date June 30, 2000
Dow Jones Islamic Fund - Class K	8.60%	(5.72)%
Dow Jones Islamic Market USA Index*	8.88%	(6.41)%
Russell 3000 Growth Index**	9.60%	(8.79)%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
November 30, 2005 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS - 100.3%

	AEROSPACE - 1.1%
1,000	Rockwell Collins, Inc.	$45,700
4,400	United Technologies Corp.	236,896
		282,596
	AIR FREIGHT & LOGISTICS - 1.0%
500	Expeditors International
	Washington, Inc.	35,505
1,100	FedEx Corp.	107,382
1,500	United Parcel Service, Inc. - Class B	116,850
		259,737
	AIRLINES - 0.2%
3,000	Southwest Airlines Co.	49,500

	AUTO COMPONENTS - 0.4%
2,000	Bandag, Inc.	85,700
1,000	Gentex Corp.	18,830
		104,530
	AUTOMOBILES - 0.4%
1,200	Harley-Davidson, Inc.	64,632
1,000	Winnebago Industries, Inc.	33,610
		98,242
	BEVERAGES - 3.0%
8,500	The Coca-Cola Co.	362,865
6,900	PepsiCo, Inc.	408,480
		771,345
	BIOTECHNOLOGY - 3.8%
4,552	Amgen, Inc. (a)	368,393
1,100	Applera Corp - Applied
	Biosystems Group	30,338
1,075	Biogen Idec, Inc. (a)	46,021
1,000	Celgene Corp. (a)	60,920
500	Chiron Corp. (a)	22,150
2,000	Genentech, Inc. (a)	191,240
1,000	Genzyme Corp. (a)	74,340
2,000	Gilead Sciences, Inc. (a)	101,380
500	Immunomedics, Inc. (a)	1,015
1,000	Medimmune, Inc. (a)	35,910

Number of Shares		Market Value

	BIOTECHNOLOGY (Continued)
500	Myriad Genetics, Inc. (a)	$9,605
500	Techne Corp. (a)	27,630
		968,942
	CHEMICALS - 1.6%
1,000	Ecolab, Inc.	33,270
1,000	Engelhard Corp.	29,500
852	Monsanto Co.	62,426
1,000	Sigma-Aldrich Corp.	66,040
10,000	Syngenta AG - ADR	218,500
		409,736
	COMMERCIAL SERVICES & SUPPLIES - 2.2%
1,750	Apollo Group, Inc. (a)	124,600
3,000	Career Education Corp. (a)	111,900
500	Cintas Corp.	22,360
750	Copart, Inc. (a)	18,885
8,000	Corinthian Colleges, Inc. (a)	96,880
500	The Corporate Executive Board Co.	43,255
500	Deluxe Corp.	16,215
500	DeVry, Inc. (a)	11,610
300	Herman Miller, Inc.	9,177
500	HNI Corp.	25,200
500	Robert Half International, Inc.	19,130
1,000	United Stationers, Inc. (a)	49,000
		548,212
	COMMUNICATIONS EQUIPMENT - 3.8%
314	A D C Telecommunications (a)	6,415
500	Andrew Corp. (a)	5,465
28,000	Cisco Systems, Inc. (a)	491,120
500	Echelon Corp. (a)	4,125
500	Interdigital Communications Corp. (a) .	9,740
500	Plantronics, Inc.	13,810
500	Polycom, Inc. (a)	8,205
6,600	QUALCOMM, Inc.	300,102
2,000	Research In Motion Ltd. (a)	122,260
500	Tekelec (a)	6,500
		967,742

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2005 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS (Continued)

	COMPUTERS & PERIPHERALS - 5.7%
8,900	Dell, Inc. (a)	$268,424
500	Diebold, Inc.	19,430
8,500	EMC Corp. (a)	118,405
10,321	Hewlett-Packard Co.	306,224
6,500	International Business Machines Corp.	577,850
500	Lexmark International, Inc. (a)	23,810
1,000	NCR Corp. (a)	33,950
1,100	Network Appliance, Inc. (a)	32,032
500	QLogic Corp. (a)	16,530
12,600	Sun Microsystems, Inc. (a)	47,502
		1,444,157
	CONSTRUCTION & ENGINEERING - 0.6%
500	Dycom Industries, Inc. (a)	10,215
1,500	Florida Rock Industries, Inc.	74,805
500	Fluor Corp.	37,050
500	Vulcan Materials Co.	33,350
		155,420
	CONTAINERS & PACKAGING - 0.1%
500	Aptargroup, Inc.	27,425

	DISTRIBUTORS - 0.3%
1,100	Genuine Parts Co.	48,741
500	W.W. Grainger, Inc.	35,115
		83,856
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
2,000	Moody’s Corp.	120,300

	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
3,000	Chunghwa Telecom Co Ltd. - ADR	52,260

	ELECTRICAL EQUIPMENT - 1.5%
5,700	American Power Conversion Corp.	127,737

Number of Shares		Market Value

	ELECTRICAL EQUIPMENT (Continued)
1,600	Emerson Electric Co.	$120,976
700	Rockwell Automation, Inc.	39,501
1,000	Woodward Governor Co.	81,670
		369,884
	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
1,800	Agilent Technologies, Inc. (a)	64,188
500	AVX Corp.	6,850
500	Cognex Corp.	15,470
500	Jabil Circuit, Inc. (a)	16,560
500	Kemet Corp. (a)	4,000
500	Molex, Inc.	13,395
500	Molex, Inc. - Class A	12,965
750	National Instruments Corp.	19,358
500	Plexus Corp. (a)	10,750
798	Symbol Technologies, Inc.	9,121
1,000	Trimble Navigation Ltd. (a)	32,580
		205,237
	ENERGY EQUIPMENT & SERVICES - 3.4%
1,500	Baker Hughes, Inc.	86,025
2,000	BJ Services Co.	73,300
500	Cooper Cameron Corp. (a)	39,815
500	ENSCO International, Inc.	23,680
500	GlobalSantaFe Corp. (b)	22,680
1,600	Halliburton Co.	101,840
500	Noble Corp. (b)	36,035
1,000	Patterson-UTI Energy, Inc.	31,240
500	Rowan Companies, Inc.	17,940
2,000	Schlumberger Ltd. (b)	191,460
2,000	Tenaris S.A. - ADR	223,600
500	Tidewater, Inc.	22,600
		870,215
	FOOD & STAPLES RETAILING - 1.2%
2,800	CVS Corp.	75,656
5,000	Walgreen Co.	228,400
		304,056

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2005 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS (Continued)

	FOOD PRODUCTS - 0.4%
1,000	Hershey Foods Corp.	$54,220
500	Lancaster Colony Corp.	19,500
545	Tootsie Roll Industries, Inc.	16,464
		90,184
	HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
1,800	Baxter International, Inc.	70,002
1,000	Becton, Dickinson & Co.	58,230
900	Biomet, Inc.	32,058
2,000	Boston Scientific Corp. (a)	52,960
1,000	C.R. Bard, Inc.	64,870
500	Cytyc Corp. (a)	13,755
500	Dentsply International, Inc.	27,815
700	Guidant Corp.	43,176
560	Hospira, Inc. (a)	24,724
4,400	Medtronic, Inc.	244,508
5,000	PolyMedica Corp.	189,800
1,000	Resmed, Inc. (a)	40,800
1,000	Respironics, Inc. (a)	38,680
2,000	St Jude Medical, Inc. (a)	95,540
2,000	Stryker Corp.	86,600
500	Waters Corp. (a)	19,615
1,000	Zimmer Holdings, Inc. (a)	62,670
		1,165,803
	HEALTH CARE PROVIDERS & SERVICES - 4.2%
500	Andrx Corp. (a)	8,895
1,650	Cardinal Health, Inc.	105,517
500	Cerner Corp. (a)	48,200
268	Coventry Health Care, Inc. (a)	15,965
500	Dendrite International, Inc. (a)	9,420
1,000	Emdeon Corp. (a)	7,650
1,100	Health Management Associates, Inc.	25,762
1,100	IMS Health, Inc.	26,895
1,000	Laboratory Corp Of America Holdings (a)	51,890
500	LifePoint Hospitals, Inc. (a)	19,025
1,000	Lincare Holdings, Inc. (a)	42,930

Number of Shares		Market Value

	HEALTH CARE PROVIDERS & SERVICES (Continued)
1,100	McKesson Corp.	$55,330
1,025	Medco Health Solutions, Inc. (a)	54,991
10,000	Odyssey HealthCare, Inc. (a)	185,200
1,000	Patterson Cos, Inc. (a)	34,940
500	Pediatrix Medical Group, Inc. (a)	42,280
750	Renal Care Group, Inc. (a)	35,213
4,800	UnitedHealth Group, Inc.	287,328
		1,057,431
	HOUSEHOLD DURABLES - 0.8%
500	Blyth, Inc.	9,900
1,000	DR Horton, Inc.	35,440
500	Ethan Allen Interiors, Inc.	18,650
700	Leggett & Platt, Inc.	16,436
500	Mohawk Industries, Inc. (a)	43,990
1,500	Snap-On, Inc.	56,055
300	The Stanley Works	14,400
		194,871
	HOUSEHOLD PRODUCTS - 4.3%
500	Clorox Co.	27,140
2,000	Colgate-Palmolive Co.	109,040
2,000	Kimberly-Clark Corp.	117,960
14,500	Procter & Gamble Co.	829,255
		1,083,395
	INDUSTRIAL CONGLOMERATES - 1.2%
4,000	3M Co.	313,920

	INTERNET & CATALOG RETAIL - 0.4%
2,000	eBay, Inc. (a)	89,620

	INTERNET SOFTWARE & SERVICES - 0.1%
166	Ariba, Inc. (a)	1,433
59	HomeStore, Inc. (a)	260
600	VeriSign, Inc. (a)	13,338
		15,031

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2005 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY SERVICES - 1.3%
500	Affiliated Computer Services, Inc. (a)	$27,890
2,000	Automatic Data Processing, Inc.	94,000
500	Convergys Corp. (a)	8,300
3,000	First Data Corp.	129,810
500	Keane, Inc. (a)	5,230
500	MedQuist, Inc. (a)	5,375
1,200	Paychex, Inc.	50,892
500	Sabre Holdings Corp.	11,435
1,100	Unisys Corp. (a)	6,765
		339,697
	LEISURE EQUIPMENT & PRODUCTS - 0.5%
500	Callaway Golf Co.	7,325
1,500	Mattel, Inc.	24,975
2,000	Polaris Industries, Inc.	98,880
		131,180
	MACHINERY - 1.5%
4,000	ASV, Inc. (a)	100,080
1,000	Clarcor, Inc.	29,670
1,000	Danaher Corp.	55,500
700	Dover Corp.	28,315
1,100	Illinois Tool Works, Inc.	97,097
500	Kaydon Corp.	16,180
500	Pall Corp.	13,880
500	Parker Hannifin Corp.	34,205
		374,927
	MEDIA - 0.8%
500	Catalina Marketing Corp.	13,235
500	Getty Images, Inc. (a)	45,645
500	John Wiley & Sons, Inc.	20,665
2,400	The McGraw-Hill Companies, Inc.	127,320
		206,865
	METALS & MINING - 2.0%
4,000	Cameco Corp. (b)	227,840
5,000	Compania de Minas Buenaventura S.A. - ADR	140,100

Number of Shares		Market Value

	METALS & MINING (Continued)
1,000	Meridian Gold, Inc. (a)(b)	$19,240
1,000	Newmont Mining Corp.	46,120
1,000	Nucor Corp.	67,080
		500,380
	MULTILINE RETAIL - 0.6%
3,500	99 Cents Only Stores (a)	33,705
500	Big Lots, Inc. (a)	6,145
1,000	Dollar General Corp.	18,910
500	Dollar Tree Stores, Inc. (a)	11,480
1,000	Family Dollar Stores, Inc.	22,510
1,200	Kohl’s Corp. (a)	55,200
		147,950
	OFFICE ELECTRONICS - 1.1%
5,000	Canon, Inc. - ADR	281,350

	OIL & GAS - 11.3%
8,880	ChevronTexaco Corp.	508,913
1,400	EOG Resources, Inc.	100,450
26,200	Exxon Mobil Corp.	1,520,386
2,000	Murphy Oil Corp.	98,920
1,000	PetroChina Co Ltd. - ADR	78,700
4,309	Royal Dutch Shell PLC - ADR	279,352
500	Tatneft - ADR	34,000
2,000	Total SA - ADR	249,380
		2,870,101
	PAPER & FOREST PRODUCTS - 0.0%
60	Neenah Paper, Inc.	1,684

	PERSONAL PRODUCTS - 0.2%
1,600	Avon Products, Inc.	43,760

	PHARMACEUTICALS - 12.3%
5,600	Abbott Laboratories	211,176
500	Allergan, Inc.	50,000
4,000	AstraZeneca Plc - ADR	184,200
6,200	Bristol-Myers Squibb Co.	133,858
4,000	Eli Lilly & Co.	202,000
1,000	Forest Laboratories, Inc. (a)	39,070
11,784	Johnson & Johnson	727,662
666	King Pharmaceuticals, Inc. (a)	10,476
8,500	Merck & Co., Inc.	249,900

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2005 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS (Continued)

	PHARMACEUTICALS (Continued)
1,350	Mylan Laboratories	$28,202
500	Noven Pharmaceuticals, Inc. (a)	6,755
31,000	Pfizer, Inc.	657,200
7,043	Sanofi-Aventis - ADR	283,199
5,400	Schering-Plough Corp.	104,328
190	Teva Pharmaceutical Industries, Ltd. - ADR	7,767
5,300	Wyeth	220,268
500	XOMA Ltd (a)(b)	855
		3,116,916
	PREPACKAGED SOFTWARE - 0.0%
500	Foundry Networks, Inc. (a)	6,945

	REAL ESTATE - 0.1%
500	Public Storage, Inc.	35,300

	ROAD & RAIL - 0.1%
832	Werner Enterprises, Inc.	17,031

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.3%
1,300	Altera Corp. (a)	23,738
1,000	Analog Devices, Inc.	37,920
5,800	Applied Materials, Inc.	105,038
600	Axcelis Technologies, Inc. (a)	2,844
500	Broadcom Corp. (a)	23,270
500	Cabot Microelectronics Corp. (a)	15,465
500	Credence Systems Corp. (a)	4,055
500	Cree, Inc. (a)	13,415
650	Integrated Device Technology, Inc. (a)	7,787
25,000	Intel Corp.	667,000
1,000	Intersil Corp.	25,650
600	KLA-Tencor Corp.	30,714
1,000	Linear Technology Corp.	37,310
2,000	Marvell Technology Group Ltd. (a)(b)	111,080
2,000	Maxim Integrated Products, Inc.	73,100
500	Micrel, Inc. (a)	6,040

Number of Shares		Market Value

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (Continued)
750	Microchip Technology, Inc.	$25,020
1,900	Micron Technology, Inc. (a)	27,094
2,000	National Semiconductor Corp.	51,760
500	Rambus, Inc. (a)	8,395
500	RF Micro Devices, Inc. (a)	2,840
500	Silicon Laboratories, Inc. (a)	19,425
500	Skyworks Solutions, Inc. (a)	2,695
500	Teradyne, Inc. (a)	7,315
7,000	Texas Instruments, Inc.	227,360
2,000	Xilinx, Inc.	52,880
		1,609,210
	SOFTWARE - 7.9%
1,000	Adobe Systems, Inc. (a)	32,610
5,900	BMC Software, Inc. (a)	120,891
1,100	Cadence Design Systems, Inc. (a)	18,854
600	Citrix Systems, Inc. (a)	16,284
40,000	Compuware Corp. (a)	369,200
1,000	Electronic Arts, Inc. (a)	56,360
750	Fair Isaac Corp.	34,365
700	Intuit, Inc. (a)	37,499
500	Macromedia, Inc. (a)	22,430
500	Mercury Interactive Corp. (a)	13,900
35,600	Microsoft Corp.	986,476
16,100	Oracle Corp. (a)	202,377
1,000	Parametric Technology Corp. (a)	5,850
500	Quest Software, Inc. (a)	7,875
3,461	Symantec Corp. (a)	61,156
1,000	Synopsys, Inc. (a)	19,520
		2,005,647
	SPECIALTY RETAIL - 5.0%
500	Autozone, Inc. (a)	44,530
1,000	Bed Bath & Beyond, Inc. (a)	42,660
1,800	The Gap Inc.	31,284
9,200	Home Depot, Inc.	384,376
1,600	Limited Brands	35,600
2,800	Lowe’s Cos, Inc.	188,944
750	Men’s Wearhouse, Inc. (a)	21,975
1,000	Michaels Stores, Inc.	37,400

See notes to the financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2005 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS (Continued)

	SPECIALTY RETAIL (Continued)
1,200	Office Depot, Inc. (a)	$35,616
1,000	O’Reilly Automotive, Inc. (a)	30,440
6,000	Pacific Sunwear Of California (a)	158,760
700	RadioShack Corp.	15,967
2,000	Ross Stores, Inc.	55,000
500	The Sherwin-Williams Co.	21,920
2,550	Staples, Inc.	58,905
500	Tiffany & Co.	20,350
2,200	TJX Cos, Inc.	49,302
1,000	Williams-Sonoma, Inc. (a)	43,390
		1,276,419
	TELEPHONE COMMUNICATIONS - 0.2%
1,000	Atlantic Tele-Network, Inc.	41,400

	TEXTILES, APPAREL & LUXURY GOODS - 0.5%
1,000	Liz Claiborne, Inc.	34,880
600	Nike, Inc.	51,180
500	VF Corp.	28,325
		114,385
	WIRELESS TELECOMMUNICATION SERVICES - 0.8%
9,000	Vodafone Group PLC - ADR	193,950
	Total Common Stock
	(Cost $26,089,569) - 100.3%	25,418,744
	Liabilities, Less
	Other Assets - (0.3)%	(66,459)
	TOTAL NET ASSETS - 100.0%	$25,352,285

ADR	American Depository Receipt (a) Non-Income Producing Security (b) Foreign Issued Security
(a)	Non-Income Producing Security
(b)	Foreign Issued Security

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005 (Unaudited)

Assets:
Investments in securities, at fair value (cost: $26,089,569)	$25,418,744
Cash	724,346
Receivable for Fund shares sold	1,216
Dividends receivable	56,063
Other assets	7,424
Total Assets	26,207,793

Liabilities:
Payable to Advisor	15,839
Payable for investments purchased	788,097
Accrued expenses	51,572
Total Liabilities	855,508
Net Assets	$25,352,285

Net Assets Consist of:
Paid in capital	$30,475,437
Undistributed net investment income	27,262
Accumulated net realized loss on investments	(4,479,588)
Unrealized depreciation on investments	(670,826)
Net Assets	$25,352,285

Shares of capital stock outstanding; unlimited number of shares authorized, no par value	3,473,513
Net asset value, redemption and offering price per share	$7.30

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (Unaudited)
Investment income:
Dividends (net of foreign taxes withheld of $1,435)	$170,533

Expenses:
Investment advisory fees	93,152
Transfer agent fees	25,214
Accounting fees	18,633
Administration fees	21,102
License fees	11,038
Professional fees	29,791
Registration fees	12,860
Custody fees	1,347
Reports to shareholders	2,953
Miscellaneous expenses	1,231
Total expenses	217,321
Less fees reimbursed by Advisor	(26,846)
Net expenses	190,475
Net investment income	(19,942)
Net realized and unrealized gain (loss):
Net realized gain on investments	15,961
Change in unrealized appreciation (depreciation) on investments	1,076,254
Net realized and unrealized gain on investments	1,092,215
Net increase in net assets from operations	$1,072,273

See notes to the financial statements.

DOW JONES ISLAMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2005 (Unaudited)	Year Ended May 31, 2005

Operations:
Net investment income (loss)	$(19,942)	$74,667
Net realized gain (loss) on investments	15,961	(247,602)
Change in unrealized appreciation (depreciation) on investments	1,076,254	1,302,245
Net increase in net assets from operations	1,072,273	1,129,310

Capital share transactions (Note 4):
Shares sold	1,833,345	1,884,995
Shares reinvested	—	6,637
Shares redeemed	(1,250,397)	(735,685)
Net increase in net assets from capital shares transactions	582,948	1,155,947

Distributions to shareholders:
From net investment income	—	(27,462)
Total distributions to shareholders	—	(27,462)

Total increase in net assets	1,655,221	2,257,795

Net assets at beginning of year	23,697,064	21,439,269
Net assets at end of period (including accumulated undistributed
net investment income of $27,262 and $47,200, respectively)	$25,352,285	$23,697,064

See notes to the financial statements.

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended November 30,		Year Ended May 31,							For the Period June 29, 2000(1)
	2005		2005	2004		2003		2002		to May 31, 2001
	(Unaudited)		Class K	Class K		Class K		Class K		Class K
Net asset value
Beginning of period	$6.97		$6.64	$5.73		$6.26		$7.58		$10.00

Operations:
Net investment income (loss)	(0.01	)(2)	0.02 (2)	(0.02	)(3)	0.02	(3)	0.01	(3)	0.01
Net realized and unrealized
gains (losses) on investments	0.34		0.32	0.94		(0.54)		(1.32)		(2.43)
Total from operations	0.33		0.34	0.92		(0.52)		(1.31)		(2.42)

Distributions to shareholders:
From net investment income	0.00		(0.01)	(0.01)		(0.01)		(0.01)		0.00
Total distributions
to shareholders	0.00		(0.01)	(0.01)		(0.01)		(0.01)		0.00

Net asset value
End of period	$7.30		$6.97	$6.64		$5.73		$6.26		$7.58

Total investment return	4.73%		5.10%	16.07%		(8.22)%		(17.34)%		(25.02	)%(4)(5)
Net assets, end
of period (in thousands)	$25,352		$23,697	$21,439		$18,070		$20,020		$20,497

RATIOS
Expenses to average net assets
Before expense reimbursement	1.75%		1.72%	1.99%		2.25%		2.06%		1.97	%(6)
After expense reimbursement	1.53%		1.50%	1.47%		0.95%		0.90%		0.90	%(6)
Net investment income (loss)
to average net assets
Before expense reimbursement	(0.38)%		0.12%	(0.77)%		(0.94)%		(1.07)%		(0.99	)%(6)
After expense reimbursement	(0.16)%		0.34%	(0.25)%		0.36%		0.09%		0.08	%(6)
Portfolio turnover rate	0.2%		4.0%	4.5	%(7)	5.1	%(7)	13.7	%(7)	20.0	%(4)(7)

(1)	Commencement of operations.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income (loss) per share is based on daily average shares outstanding.
(4)	Not annualized.
(5)	The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(6)	Annualized.
(7)	Calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to the financial statements.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2005 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (“AAA”or the “Advisor”), a Delaware corporation, serves as an investment advisor to the Fund.

The trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund: Class K.

The investment objective of the Fund seeks growth of capital while adhering to Islamic principles. To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM, as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at value determined using the following valuation methods:

• Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

• Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the six months ended November 30, 2005.

• Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the six months ended November 30, 2005.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2005, the Fund had capital loss carryovers as follows:

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2005 (Unaudited)

Net Capital Loss Carryovers*	Capital Loss Carryover Expiration

$1,071,309	5/31/2009
146,365	5/31/2010
1,599,476	5/31/2011
1,421,345	5/31/2012
1,986	5/31/2013
$4,240,481

*	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$25,347,032

Gross tax unrealized appreciation	4,469,664
Gross tax unrealized depreciation	(6,216,755)
Net tax unrealized depreciation	$(1,747,091)

Undistributed ordinary income	$47,200
Undistributed long-term capital gain	—
Total distributable earnings	$47,200

Other accumulated losses	$(4,495,533)
Total accumulated losses	$(6,195,424)

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October losses, which will be treated as arising on the first day of the fiscal year ended May 31, 2005 of $255,052.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 30, 2004, a distribution of $.008 per share was declared for Class K shares. The dividend was paid on December 30, 2004, to shareholders of record on December 29, 2004.

The tax character of distributions paid were as follows:

	Six Months Ended November 30, 2005	Year Ended May 31, 2005

Ordinary income	$ —	$27,462

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.	Investment Advisory Agreement

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).

Effective October 1, 2005, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceed 1.60% of average net assets.

Prior to October 1, 2005, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.50% of average net assets for Class K.

Prior to July 1, 2003, if the aggregate annual operating expenses exceeded 0.95% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess.

Accordingly, for the six months ended November 30, 2005, the Advisor has waived or reimbursed expenses of the Fund in the amount of $26,846.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2005 (Unaudited)

The Advisor may recapture a portion of this amount no later than the dates stated below:

June 30, 2006	$219,017
June 30, 2007	102,510
June 30, 2008	49,595
June 30, 2009	26,846

4. Capital Share Transactions

Transactions in shares of the Fund for the six months ended November 30, 2005, were as follows:

	Amount	Shares
Shares sold	$ 1,833,345	253,125
Shares redeemed	(1,250,397)	(178,629)
Net increase	$ 582,948	74,496

Transactions in shares of the Fund for the year ended May 31, 2005, were as follows:

	Amount	Shares
Shares sold	$ 1,884,995	279,606
Shares reinvested	6,637	956
Shares redeemed	(735,685)	(109,635)
Net increase	$ 1,155,947	170,927

5. Securities Transactions

During the six months ended November 30, 2005, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $778,774 and $50,876, respectively.

6. Change in Independent Registered Public Accounting Firm

On July 26, 2005, Tait, Weller & Baker ceased being the Fund’s independent auditor as a result of the Board’s decision to change its accounting firm.

The reports of Tait, Weller & Baker on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Tait, Weller & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Directors and its Audit Committee, engaged Cohen McCurdy, Ltd. as its new independent auditor as of July 26, 2005.

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Unaudited)

In approving the continuance of the investment advisory contract between Allied Asset Advisors, Inc. (the “Advisor”) and Dow Jones Islamic Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”) was advised by, and the independent trustees of the Board met in executive session with, independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor and third parties in response to the Board’s requests. Based on its evaluation of the information provided, the Board, at a meeting held April 18, 2005, approved continuation of the investment advisory contract for a period through June 29, 2006.

The Board reviewed and analyzed various factors in considering the contract and reaching its conclusions including each of the factors described below.

1. Nature, Quality and Extent of Services
The Board’s analysis of the nature, quality and extent of the Advisor’s service to the Fund took into account the knowledge gained from the Board’s regular meetings with the Advisor throughout the prior year. In addition, the Board reviewed information on the key personnel involved in providing investment management services to the Fund and the Advisor’s performance of other services for the Fund, such as stock selection, adherence to the Fund’s investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the nature, quality and extent of the services provided by the Advisor to the Fund were appropriate and the Fund was likely to continue to benefit from services provided under its contract with the Advisor.

2. Investment Performance of the Advisor and the Fund
In considering the performance of the Fund and the Advisor, the Board reviewed information provided by Lipper Inc. (“Lipper”), an independent data service provider. The data compared the Fund’s performance with that of its peers as determined by Lipper. The performance data was for three-month, six-month, one-year, and three-year periods through March 31, 2005. For the six-month period ended March 31, 2005, Lipper ranked the Fund in the second quintile. For all the other periods ended March 31, 2005 (three-month, one-year, and three-year), Lipper ranked the Fund in the first quintile. The Board also reviewed performance information of other Shari’ah compliant mutual funds. After considering all the information, the Board concluded that, although past performance cannot be a guarantee of future performance, the Funds and their shareholders were benefiting from the Advisor’s investment management of the Fund.

3. Costs of Services and Profits Realized by the Advisor
The Board examined the fee and expense information for the Fund as compared to that of other comparable funds and noted that although the Advisor’s management fees, as a percentage of net assets, was slightly higher when compared to Lipper’s industry average, the Fund’s total expenses after waivers was slightly lower than Lipper’s industry average. The Board noted that the Fund’s Shari’ah compliant nature makes it distinct from many of the funds in its Lipper peer group. The Board also noted that between October 1, 2005 to September 30, 2006, the Advisor was proposing to reimburse the Fund for expenses over 1.60% of average net assets. In addition, the Board considered the Advisor’s costs in serving as the Fund’s investment advisor and manager. The costs include those associated with the personnel and systems necessary to manage the Fund. The Board also considered the financial condition of the Advisor and the profits realized by the Advisor, noting that the Advisor is not yet profitable. The Board concluded that the management fee and the total expenses of the Fund were reasonable in light of the services provided and the performance of the Fund achieved over various time periods and that the other expenses of the Fund were also reasonable.

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Continued)

4. Economies of Scale
The Board considered the extent to which the Fund’s management fee reflected economies for the benefit of Fund shareholders. The Board reviewed the Fund’s advisory contract, which includes breakpoints that decrease the management fee rate as the Fund’s assets increase. Based on its review, the Board concluded that the Fund’s management fee structure allowed shareholders to benefit from economies of scale as the Fund’s assets increase.

5. Other Benefits to the Advisor
The Board considered benefits that accrue to the Advisor from its relationship with the Fund. The Board noted that the Advisor did not employ soft-dollars and therefore did not benefit from brokerage commissions paid by the Fund on its brokerage transactions.

After full consideration of the above factors as well as other factors, the Board, including a majority of the independent trustees, concluded that approval of the Fund’s advisory contract was in the best interest of the Fund and its shareholders.

DOW JONES ISLAMIC FUND
ADDITIONAL INFORMATION
November 30, 2005 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2005 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling (877) 417-6161. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended August 31, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen McCurdy, Ltd.
West Lake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, Ohio

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund. 01/06

Semi-Annual Report November 30, 2005 (Unaudited) Dow JonesSM Islamic Fund

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Incorporate by reference to previous Form N-CSR filing.

  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

  (3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title)* /s/Bassam Osman
Bassam Osman, President

Date February 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Bassam Osman
Bassam Osman, President

Date February 3, 2006

By (Signature and Title)* /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date February 3, 2006

* Print the name and title of each signing officer under his or her signature.